Long-Term Loans	12 Months Ended
Dec. 31, 2023
Long-Term Loans [Abstract]
LONG-TERM LOANS

NOTE 11 – LONG-TERM LOANS

As of December 31, 2023, the long-term loans consisted of the following:

Description	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
WeBank Shenzhen		309,740	$43,626	2023.01.17	2025.01.23	7.92%
WeBank Shenzhen		152,381	21,462	2023.04.27	2025.04.23	6.6528%
WeBank Shenzhen		271,429	38,230	2023.07.26	2025.07.23	7.4844%
WeBank Shenzhen		271,429	38,230	2023.07.26	2025.07.23	7.4844%
WeBank Shenzhen		271,429	38,230	2023.07.31	2025.07.23	7.2954%
WeBank Shenzhen		271,429	38,230	2023.07.31	2025.07.23	7.2954%
WeBank Shenzhen		190,476	26,828	2023.09.05	2025.08.23	7.2198%
WeBank Shenzhen		500,000	70,424	2023.09.12	2025.09.23	7.2198%
WeBank Shenzhen		200,000	28,169	2023.09.27	2025.09.23	7.5636%
Longwan Rural Commercial Bank		1,200,000	169,016	2023.06.05	2026.05.30	6.6%
Longwan Rural Commercial Bank		1,750,000	246,482	2023.06.05	2026.05.30	6.6%
Minsheng Bank		9,500,000	1,338,047	2023.07.11	2026.07.03	4%
Subtotal		14,888,312	2,096,974
Current portion of long-term loans		(1,600,200)	(225,383)
Total	RMB	13,288,112	$1,871,591

As of December 31, 2022, the long-term loan consisted of the following:

Description	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
WeBank Shenzhen		500,000	72,493	2022.10.06	2024.09.23	7.27%
WeBank Shenzhen		400,120	58,012	2022.10.23	2024.10.23	6.55%
WeBank Shenzhen		600,180	87,018	2022.12.30	2024.12.23	7.13%
Minsheng Bank		30,000,000	4,349,591	2021.04.12	2023.04.08	4.70%
Subtotal		31,500,300	4,567,114
Current portion of long-term loans		(30,000,000)	(4,349,591)
Total	RMB	1,500,300	$217,523

As of December 31, 2023 and 2022, the long-term loans from Minsheng Bank were secured by the leased property from Ailefu, which is disclosed in Note 8 - Leases.

For the years ended December 31, 2023, 2022 and 2021, interest expenses on long-term loans amounted to $245,897, $212,451 and $153,611, respectively.